Commitments and Contingencies - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Line Items]
Potential revision on future environmental remediation costs before tax		$ 17,000,000
Estimated site remediation liabilities		16,599,000	20,322,000	12,359,000	13,806,000
Exit of phosphorous flame retardants business	8,700,000	0	8,700,000	0
Rental expenses related to capital and operating lease		30,700,000	33,100,000	30,900,000
Asset retirement obligation relating to property plant and equipment		16,900,000	16,500,000
Bergheim, Germany Site
Commitments and Contingencies Disclosure [Line Items]
Estimated site remediation liabilities		7,300,000
Pledged land and housing facilities		6,200,000
Antioxidant, Ibuprofen and Propofol Assets - Discontinued Operations
Commitments and Contingencies Disclosure [Line Items]
Rental expenses related to capital and operating lease		$ 1,600,000	$ 1,400,000	$ 1,600,000